LEASES AND RIGHT OF USE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases And Right Of Use Assets
Interest on lease liability	$ 143	$ 82